Leases - Lease liabilities by currency (Details) - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Leases
Lease liabilities	£ 445	£ 445	£ 460
Pound sterling
Leases
Lease liabilities	43	34
Euro
Leases
Lease liabilities	75	63
US dollar
Leases
Lease liabilities	267	289
Other currencies
Leases
Lease liabilities	£ 60	£ 59